Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Subsidiaries, VIEs and VIEs' Subsidiaries
As of December 31, 2023, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
QOOL Media Inc. (“QOOL Inc.”)
QOOL Media Technology (Tianjin) Co., Ltd.
SpaceCape Technology Pte. Ltd.
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Hainan Miaoka Network Technology Co., Ltd. (“Miaoka”) *
Beijing Top Maker Culture Co, Ltd. (“Beijing Top Maker”) *
Beijing Perfect Match Technology Co, Ltd. (“Beijing Perfect Match”) *
SpaceTime (Beijing) Technology Co, Ltd. (“SpaceTime Beijing”) *
Tianjin Nishuodedoudui Technology Co., Ltd. (“Tianjin Nishuodedoudui”) *
Hainan Yilingliuer Network Technology Co., Ltd. (“Hainan Yilingliuer”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Tianjin Apollo Exploration Culture Co., Ltd. (“Tantan Apollo”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,

	2022	2023
	RMB	RMB
Cash and cash equivalents	2,108,248	2,622,793
Short-term deposits	850,000	—
Other current assets	654,109	533,132

Total current assets	3,612,357	3,155,925
Long-term deposits	—	150,000
Long-term investments	380,187	295,840
Other non-current assets	291,841	314,121

Total assets	4,284,385	3,915,886

Accounts payable	509,042	521,303
Deferred revenue	469,076	428,547
Other current liabilities	451,793	355,822

Total current liabilities	1,429,911	1,305,672
Other non-current liabilities	34,059	29,279

Total liabilities	1,463,970	1,334,951

	For the years ended December 31,

	2021	2022	2023
	RMB	RMB	RMB
Net revenues	14,336,539	12,152,997	11,203,950
Net income	5,674,607	4,593,510	4,179,878
Net cash provided by operating activities	5,748,529	4,445,523	4,118,893
Net cash provided by investing activities	254,093	451,928	726,076
Net cash provided by financing activities	—	—	—